Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		¥ (430,988)	$ (66,051)	¥ (395,165)	¥ (926,950)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation		29,748	4,559	2,970	3,851
Loss from investment in subsidiaries		(1,349)	(207)	136	(1,710)
Prepaid expenses and other current assets		63,692	9,761	(39,769)	(92,291)
Other non-current assets		88	13	3,446	(4,286)
Accrued expenses and other current liabilities		172,210	26,392	25,216	214,697
Net cash generated from/(used in) operating activities		(188,641)	(28,911)	(533,547)	180,543
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments		(2,195,567)	(336,485)	(2,108,820)	(4,352,103)
Proceeds from maturity of short-term investments		1,895,897	290,559	2,905,788	3,708,810
Loan to employees				(33,085)
Repayment of loan to employees		903	138	700
Net cash (used in) / generated from investing activities		(349,306)	(53,534)	729,546	(1,186,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties					253,672
Proceeds from initial public offering, net of issuance cost of 80,128	¥ 1,109,517				1,109,517
Net cash generated from / (used in) financing activities		(59,079)	(9,054)	(64,150)	1,587,343
Effect of exchange rate changes		(44,490)	(6,818)	21,567	108,186
Net increase/(decrease) in cash and cash equivalents		(641,516)	(98,317)	153,416	689,351
Cash and cash equivalents at beginning of the year		1,402,226	214,901	1,248,810	559,459
Cash and cash equivalents at end of the year		760,710	116,584	1,402,226	1,248,810
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(430,542)	(65,983)	(394,817)	(926,886)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation		29,748	4,559	2,970	3,851
Loss from investment in subsidiaries		279,111	42,776	413,496	1,032,235
Amounts due to subsidiaries		(300,036)	(45,983)	(398,587)	(185,537)
Prepaid expenses and other current assets		(5,635)	(864)	18,032	(19,276)
Other non-current assets		(3,805)	(583)	(3,394)	11,228
Accrued expenses and other current liabilities		3,880	595	1,531	4,231
Net cash generated from/(used in) operating activities		(427,279)	(65,483)	(360,769)	(80,154)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments		(120,107)	(18,407)		(814,539)
Proceeds from maturity of short-term investments		120,107	18,407	436,228	396,852
Loan to employees				(26,849)
Repayment of loan to employees		563	86
Net cash (used in) / generated from investing activities		563	86	409,379	(417,687)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties					245,654
Payment for share repurchase		(26,579)	(4,073)	(31,650)	(33,971)
Proceeds from initial public offering, net of issuance cost of 80,128					1,109,517
Net cash generated from / (used in) financing activities		(26,579)	(4,073)	(31,650)	1,321,200
Effect of exchange rate changes		(44,317)	(6,792)	21,567	107,510
Net increase/(decrease) in cash and cash equivalents		(497,612)	(76,262)	38,527	930,869
Cash and cash equivalents at beginning of the year		1,125,048	172,421	1,086,521	155,652
Cash and cash equivalents at end of the year		¥ 627,436	$ 96,159	¥ 1,125,048	¥ 1,086,521